Earning Per Share	12 Months Ended
Dec. 31, 2017
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Earning Per Share

26. EARNINGS PER SHARE

The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2017	2016	2015
Net income	12,340	(28,237)	4,579
Average number of shares outstanding	392,625,259	391,497,615	392,101,191
Basic and diluted earnings per share	31.43	(72.13)	11.68

Basic and diluted earnings per share are calculated as shown in Note 2.b.13).